INVESTMENT IN AN AFFILIATED COMPANY	12 Months Ended
Dec. 31, 2015
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments and Joint Ventures Disclosure [Text Block]
NOTE 6:-	INVESTMENT IN AN AFFILIATED COMPANY

As of December 31, 2014 and 2015, the Company owned 29.6% of the outstanding share capital of Mailvision which has no operations, assets or liabilities (See also Note 1b).

Operation transactions with Mailvision were as follows:

	Year Ended December 31,
	2013	2014	2015

Amounts charged - cost of revenues	$432	$-	-